Stock Warrants	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stock Warrants	Stock Warrants

Public	and Forward Purchase Warrants
Immediately following the Merger, LiveVox assumed 833,333 Forward Purchase Warrants and 12,499,995 Public Warrants that had been previously issued by Crescent. Each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustments. The Company may redeem the outstanding Public Warrants, in whole and not in part, upon a minimum of 30 days’ prior written notice of redemption (“Redemption Period”). For purposes of the redemption, “Redemption Price” shall mean the last reported sales price of the Company’s common stock for any twenty trading days within the thirty trading-day
period ending on the third trading day prior to the date on which notice of the redemption is given.
The Company may redeem the outstanding Public Warrants for cash at a price of $0.01 per warrant if the Reference Value equals or exceeds $18.00 per share. The warrant holders have the right to exercise their outstanding warrants prior to the scheduled redemption date during the Redemption Period at $11.50 per share. If the Company calls the Public Warrants for redemption, the Company will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”, as described in the warrant agreement.
The Forward Purchase Warrants are identical to the Public Warrants except that the Forward Purchase Warrants were not transferable, assignable or salable until 30 days after June 18, 2021, subject to certain limited exceptions. Additionally, the Forward Purchase Warrants are exercisable on a cashless basis and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Forward Purchase Warrants are held by someone other than the initial purchasers or their permitted transferees then such warrants will be redeemable by the Company and exercisable by the warrant holders on the same basis as the Public Warrants.
As of December 31, 2021, there were 13,333,328 Warrants outstanding, and no Warrants have been exercised.